Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of Accounts Receivable, Net

	December 31, 2023		December 31, 2022
Trade accounts receivable	Ps.	34,047	Ps.	39,331
The Coca-Cola Company (see Note 15)		378		776
Loans to employees		114		131
Heineken Group (see Note 15)		352		1,172
Others		6,507		6,355
		41,398		47,765
Allowance for expected credit losses		(2,535)		(2,238)
	Ps.	38,863	Ps.	45,527

Disclosure of Aging of Accounts Receivable (Days Current or Outstanding)
Aging of accounts receivable (days current or outstanding)

	December 31, 2023		December 31, 2022
Current	Ps.	25,424	Ps.	36,978
0‑30 days		9,892		7,517
31‑60 days		1,398		1,037
61‑90 days		835		463
91‑120 days		1,017		291
120+ days		2,832		1,479
Total	Ps.	41,398	Ps.	47,765

Disclosure of Changes in Allowance for Expected Credit Losses
7.2 Changes in the allowance for expected credit losses

	2023		2022		2021
Balance at the beginning of the period	Ps.	2,238	Ps.	1,951	Ps.	2,462
Allowance for the period		1,367		1,060		496
Additions (write-offs) of uncollectible accounts		(557)		(945)		(821)
Addition from business combinations		3		166		—
Effects of changes in foreign exchange rates		(26)		6		(186)
Disposal of businesses		(490)		—		—
Balance at the end of the period	Ps.	2,535	Ps.	2,238	Ps.	1,951